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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21868
                                   ---------

                      Surgeons Diversified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 633 N. Clair Street            Chicago, Illinois                      60611
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

                                 Savitri P. Pai

Surgeons Asset Management, LLC    633 N. Clair Street    Chicago, Illinois 60611
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (312) 202-5056
                                                    --------------

Date of fiscal year end:  August 31, 2007
                          ---------------

Date of reporting period: August 31, 2007
                          ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SURGEONS
DIVERSIFIED
INVESTMENT
FUND

[AMERICAN COLLEGE OF SURGEONS LOGO]   Serving the membership of the
                                      American College of Surgeons

ANNUAL REPORT
August 31, 2007

         | DIVERSIFIED
         | INVESTMENT
SURGEONS | FUND

SURGEONS DIVERSIFIED INVESTMENT FUND
================================================================================

Dear Fellow Shareholder,

We are pleased to share with you our first Annual Report for the Surgeons Diversified Investment Fund (SDIF). As of the close of its annual reporting period, August 31, 2007, SDIF produced a total return of 11.32%. During this same time period, SDIF outperformed its hypothetical, unmanaged blended benchmark, inclusive of fees and expenses. The hypothetical, unmanaged, blended benchmark, comprised of 70% S&P 500 Index and 30% Lehman Brothers U.S. Aggregate Bond Index, returned 11.14% during the same timeframe. Despite its strong return, SDIF made no capital gains distributions and experienced negligible portfolio turnover (4%), a benefit to shareholders in taxable accounts. Net assets in SDIF were approximately $45 million on August 31, 2007.

SDIF'S ASSET ALLOCATION UNDERWENT ADJUSTMENT DURING THE FIRST YEAR.

One of SDIF's most important features is its managed asset allocation. During the past year, SDIF's asset allocation shifted from its initial targets. Exposure to the small cap asset class was reduced by 3% to a current target of 7%, as a result of its high relative valuations to the large cap asset class. Additionally, an emerging markets component was added, with a 4% target of net assets. Emerging markets exposure, notably in Asia, is expected to contribute higher overall returns to SDIF, as well as to provide diversification outside of existing international equity exposure. Currently, 43% of SDIF's equity exposure is targeted to U.S. equities (8% large cap value, 8% large cap growth, 8% large cap index, 6% REITs (real estate investment trusts), 6% energy, 3.5% small cap value and 3.5% small cap growth). SDIF's non-U.S. equity exposure is allocated with 23% to international equities and 4% to emerging market equities. The remaining 30% of net assets is targeted towards fixed income.

MOST ASSET CLASSES CONTRIBUTED TO SDIF'S PERFORMANCE.

SDIF's overall performance since inception was aided by its energy, international equity, large cap, emerging markets, fixed income and small cap asset classes, while SDIF's REIT exposure detracted from SDIF's overall performance. Higher oil prices aided the energy sector, while strength in overseas economies produced strong demand for goods produced in the U.S. Furthermore, the dollar's slide against the euro and British pound increased the value of investments for Americans investing abroad, aiding our international investments denominated in U.S. dollars. Our fixed income exposure added stability and a reasonable return. Finally, bleak reports from housing builders, resetting of adjustable rate mortgages at higher rates, and tighter lending standards in light of the subprime mortgage troubles weighed heaviest on the real estate industry.

MARKET CONDITIONS WERE AIDED BY GLOBAL LIQUIDITY AND SUBSEQUENTLY HARMED BY THE CREDIT CRUNCH.

During the first part of SDIF's fiscal year, the equity markets benefited from an abundance of cash that fueled mergers and acquisitions, thus lifting the prices of equities worldwide. A brief sell-off in the markets occurred in late February, prompted by declines in the Chinese markets. The declines were short-lived and the markets continued their upward momentum. At the same time, the bond markets responded to inflationary pressures as a result of economic growth, which resulted in higher yields and lower prices. In the final months of SDIF's fiscal year, the aforementioned global liquidity disappeared, and in its place appeared a worldwide credit crunch. The credit markets were squeezed and bank financing tightened, as a result of rising subprime mortgage defaults and their effect on asset-backed securities. In response, the European Central Bank, the Federal Reserve, and their counterparts elsewhere around the world, acted to inject funds into money markets in order to keep short-term interest rates from rising as demand for short-term funds overwhelmed supply. The Federal Reserve acted further by lowering the discount rate (the interest rate charged by the Federal Reserve to banking institutions). Both actions by the Federal Reserve have been positive for the market and have allowed it to meet its mandate of assuring the stability of the financial system.

INVESTING FOR THE LONG TERM, INVESTING REGULARLY, WITH DIVERSIFICATION, AND APPROPRIATE ASSET ALLOCATION.

Financial markets are always unpredictable, but investing for the long term and investing regularly can even out the ups and downs of the market while keeping one fully invested. Furthermore, studies indicate that diversification and asset allocation are the most important determinants of a portfolio's long-term success. We believe that SDIF provides an investor with a strong tool for such success.

Thank you for your investment with SDIF. We look forward to our continued growth with you.

John L. Cameron, MD, FACS
CHAIRMAN, BOARD OF TRUSTEES
SURGEONS DIVERSIFIED INVESTMENT FUND

Savitri P. Pai, Esq.
PRESIDENT
SURGEONS DIVERSIFIED INVESTMENT FUND

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-800-208-6070.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectuses contain this and other important information. To obtain a copy of the Fund's prospectus please call 1-800-208-6070 and a copy will be sent to you free of charge or visit SDIF's website at www.surgeonsfund.com. Please read the prospectus carefully before you invest. SDIF is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Manager's current opinions and views of the financial markets. Although the Manager believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

SURGEONS DIVERSIFIED INVESTMENT FUND
PORTFOLIO INFORMATION
AUGUST 31, 2007 (UNAUDITED)
================================================================================
                     GROWTH OF $10,000 OVER THE PERIOD SINCE
             INCEPTION FOR AN INVESTMENT MADE ON SEPTEMBER 22, 2006

                              [LINE GRAPH OMITTED}

           Past performance is not predictive of future performance.

                                                                         Total Return(a)                 Final Value
                                                                       Since Inception(b)                of a $10,000
                                                               (for period ended August 31, 2007)        Investment
----------------------------------------------------------------------------------------------------------------------
Surgeons Diversified Investment Fund                                         11.32%                       $ 11,132
----------------------------------------------------------------------------------------------------------------------
Blended  S&P 500/Lehman Brothers U.S. Aggregate Index*                       11.14%                         11,114
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index**                                                              14.07%                         11,407
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index***                                       4.28%                         10,428
----------------------------------------------------------------------------------------------------------------------

* The blend of the S&P 500 Index and Lehman Brothers U.S. Aggregate Index is comprised of 70% S&P 500 Index and 30% Lehman Brothers U.S. Aggregate Index.

** The Standard & Poor's Composite Index of 500 stocks is a widely recognized, unmanaged index of common stock prices.

*** Lehman Brothers U.S. Aggregate Bond Index is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings and maturities of 1 year or more.

(a) The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Commencement of operations was September 22, 2006.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS, AND INVESTORS MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. FUND PERFORMANCE CHANGES OVER TIME AND CURRENTLY MAY BE LOWER OR HIGHER THAN STATED ABOVE. PERFORMANCE IS UPDATED MONTHLY AND IS AVAILABLE BY CALLING 800-208-6070. VISIT THE FUND'S WEBSITE WWW.SURGEONSFUND.COM FOR CURRENT CALENDAR QUARTER PERFORMANCE INFORMATION.

SURGEONS DIVERSIFIED INVESTMENT FUND
PORTFOLIO INFORMATION
AUGUST 31, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% OF NET ASSETS)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]          Emerging Market - 2.2%
                             Energy - 6.2%
                             International  - 24.5%
                             Large Cap Growth - 8.5%
                             Large Cap Index - 7.9%
                             Large Cap Value - 8.4%
                             REITs  - 5.9%
                             Short-Term Investments - 0.2%
                             Small Cap Growth - 3.4%
                             Small Cap Value - 3.4%
                             U.S. Fixed Income  - 29.4%

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2007
================================================================================

ASSETS
Investments in securities:

     At acquisition cost ...................................................   $ 43,751,913
                                                                               ============
     At market value (Note 1) ..............................................   $ 44,785,943
   Dividends receivable ....................................................            388
   Receivable for capital shares sold ......................................         33,621
   Other assets ............................................................         41,392
                                                                               ------------
     TOTAL ASSETS ..........................................................     44,861,344
                                                                               ------------

LIABILITIES
   Payable for investment securities purchased .............................         33,000
   Payable to the Manager (Note 4) .........................................         25,680
   Payable to Administrator (Note 4) .......................................          9,930
   Payable to Custodian (Note 4) ...........................................            900
   Other accrued expenses ..................................................          8,910
                                                                               ------------
     TOTAL LIABILITIES .....................................................         78,420
                                                                               ------------

NET ASSETS .................................................................   $ 44,782,924
                                                                               ============

Net assets consist of:
Paid-in capital ............................................................   $ 43,642,601
Accumulated undistributed net investment income ............................        139,325
Accumulated net realized losses from security transactions .................        (33,032)
Net unrealized appreciation on investments .................................      1,034,030
                                                                               ------------
Net assets .................................................................   $ 44,782,924
                                                                               ============

Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value) ........................................      4,061,412
                                                                               ============

Net asset value, offering price and redemption price per share (Note 1) ....   $      11.03
                                                                               ============

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENT OF OPERATIONS
PERIOD ENDED AUGUST 31, 2007(a)
================================================================================

INVESTMENT INCOME

   Dividends ...............................................................   $    752,018
                                                                               ------------

EXPENSES

   Investment management fees (Note 4) .....................................        275,547
   Administration fees (Note 4) ............................................         44,536
   Professional fees .......................................................         40,156
   Registration fees .......................................................         39,975
   Fund accounting fees (Note 4) ...........................................         30,265
   Compliance service fees .................................................         27,636
   Transfer agent and shareholder services fees (Note 4) ...................         16,500
   Printing, postage and supplies ..........................................         16,063
   Trustees' fees and expenses .............................................         15,676
   Custodian fees (Note 4) .................................................          9,796
   Insurance expense .......................................................          9,080
   Other expenses ..........................................................         17,564
                                                                               ------------
     TOTAL EXPENSES ........................................................        542,794
   Less fees waived by the Manager (Note 4) ................................       (170,806)
                                                                               ------------
     NET EXPENSES ..........................................................        371,988
                                                                               ------------

NET INVESTMENT INCOME ......................................................        380,030
                                                                               ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions ..........................        (33,032)
   Net change in unrealized appreciation/depreciation on investments .......      1,034,030
                                                                               ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...........................      1,000,998
                                                                               ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .................................   $  1,381,028
                                                                               ============

(a) Represents the period from the commencement of operations on September 22, 2006 through August 31, 2007.

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED AUGUST 31, 2007(a)
================================================================================

FROM OPERATIONS
   Net investment income ...................................................   $    380,030
   Net realized losses from security transactions ..........................        (33,032)
   Net change in unrealized appreciation/depreciation on investments .......      1,034,030
                                                                               ------------
Net increase in net assets from operations .................................      1,381,028
                                                                               ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ..............................................       (240,705)
                                                                               ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...............................................     43,546,517
   Net asset value of shares issued in
     reinvestment of distributions to shareholders .........................        240,705
   Payments for shares redeemed ............................................       (244,621)
                                                                               ------------
Net increase in net assets from capital share transactions .................     43,542,601
                                                                               ------------

TOTAL INCREASE IN NET ASSETS ...............................................     44,682,924

NET ASSETS
   Beginning of period .....................................................        100,000
                                                                               ------------
   End of period ...........................................................   $ 44,782,924
                                                                               ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME ............................   $    139,325
                                                                               ============

CAPITAL SHARE ACTIVITY
   Sold ....................................................................      4,051,041
   Reinvested ..............................................................         22,623
   Redeemed ................................................................        (22,252)
                                                                               ------------
   Net increase in shares outstanding ......................................      4,051,412
   Shares outstanding at beginning of period ...............................         10,000
                                                                               ------------
   Shares outstanding at end of period .....................................      4,061,412
                                                                               ============

(a) Represents the period from the commencement of operations on September 22, 2006 through August 31, 2007.

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
FINANCIAL HIGHLIGHTS
================================================================================

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD ENDED AUGUST 31, 2007(a)
--------------------------------------------------------------------------------

Net asset value at beginning of period ......................   $      10.00
                                                                ------------

Income from investment operations:
   Net investment income ....................................           0.13
   Net realized and unrealized gains on investments .........           1.00
                                                                ------------
Total from investment operations ............................           1.13
                                                                ------------

Less distributions:
   Dividends from net investment income .....................          (0.10)
                                                                ------------

Net asset value at end of period ............................   $      11.03
                                                                ============

Total return (b) ............................................          11.32%(c)
                                                                ============

Net assets at end of period (000's) .........................   $     44,783
                                                                ============

Ratio of net expenses to average net assets (d) .............           1.35%(e)

Ratio of net investment income to average net assets ........           1.37%(e)

Portfolio turnover rate .....................................              4%(c)

(a) Represents the period from the commencement of operations on September 22, 2006 through August 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment management fee waivers by the Manager, the ratio of expenses to average net assets would have been 1.96%(e) for the period ended August 31, 2007 (Note 4).

(e)   Annualized.

 See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2007
================================================================================

  SHARES   EXCHANGE-TRADED FUNDS -- 99.8%                              VALUE
--------------------------------------------------------------------------------
           EMERGING MARKET -- 2.2%
  10,574   Vanguard Emerging Markets Stock Index Fund.............  $   999,137
                                                                    -----------

           ENERGY -- 6.2%
  21,646   iShares S&P Global Energy Sector Index Fund............    2,762,895
                                                                    -----------

           INTERNATIONAL -- 24.5%
 139,902   iShares MSCI EAFE Index Fund...........................   10,971,115
                                                                    -----------

           LARGE CAP GROWTH -- 8.5%
  64,468   iShares Russell 1000 Growth Index Fund.................    3,808,770
                                                                    -----------

           LARGE CAP INDEX -- 7.9%
  24,071   S&P Depositary Receipts Trust Series 1.................    3,552,639
                                                                    -----------

           LARGE CAP VALUE -- 8.4%
  44,842   iShares Russell 1000 Value Index Fund..................    3,751,482
                                                                    -----------

           REITS -- 5.9%
  35,290   iShares Dow Jones U.S. Real Estate Index Fund..........    2,614,989
                                                                    -----------

           SMALL CAP GROWTH -- 3.4%
  18,477   iShares Russell 2000 Growth Index Fund.................    1,538,210
                                                                    -----------

           SMALL CAP VALUE -- 3.4%
  19,910   iShares Russell 2000 Value Index Fund..................    1,526,699
                                                                    -----------

           U.S. FIXED INCOME -- 29.4%
 131,808   iShares Lehman Aggregate Bond Fund.....................   13,149,166
                                                                    -----------

           TOTAL EXCHANGE-TRADED FUNDS (Cost $43,641,072).........  $44,675,102
                                                                    -----------


================================================================================
  SHARES   SHORT-TERM INVESTMENTS -- 0.2%                              VALUE
--------------------------------------------------------------------------------
 110,841   Northern Institutional Government Fund -
             Select Class (Cost $110,841).........................  $   110,841
                                                                    -----------

           TOTAL INVESTMENTS AT VALUE -- 100.0%
             (Cost $43,751,913)...................................  $44,785,943

           LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)........       (3,019)
                                                                    -----------

           TOTAL NET ASSETS -- 100.0%.............................  $44,782,924
                                                                    ===========

See accompanying notes to financial statements.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007
================================================================================

1.    ORGANIZATION

Surgeons Diversified Investment Fund (the "Fund") is an open-end diversified management investment company established as an Ohio business trust under a Declaration of Trust dated March 2, 2006. On July 27, 2006, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to Surgeons Asset Management, LLC (the "Manager"), the investment manager to the Fund. The public offering of shares of the Fund commenced on September 22, 2006. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares to the Manager.

The  investment   objective  of  the  Fund  is  to  provide   long-term  capital
appreciation and income.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the period ended August 31, 2007 was ordinary income. Dividends and distributions to shareholders are recorded on ex-dividend date.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2007:

--------------------------------------------------------------------------------

Cost of portfolio investments .................................    $ 43,765,546
                                                                   ============
Gross unrealized appreciation .................................    $  1,625,637
Gross unrealized depreciation .................................        (605,240)
                                                                   ------------
Net unrealized appreciation ...................................    $  1,020,397
Undistributed ordinary income .................................         139,325
Post-October losses ...........................................         (19,399)
                                                                   ------------
Distributable earnings ........................................    $  1,140,323
                                                                   ============
--------------------------------------------------------------------------------

The Fund incurred net realized capital losses of $19,399 during the period November 1, 2006 through August 31, 2007, which are treated for federal income tax purposes as arising during the Fund's tax year ending August 31, 2008. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

3.    INVESTMENT TRANSACTIONS

During the period ended August 31, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, amounted to $44,887,642 and $1,213,538, respectively.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT CONTRACT

Under the terms of an Investment Management Contract between the Fund and the Manager, the Manager serves as the investment manager to the Fund. For its services, the Fund pays the Manager an investment management fee computed at the annual rate of 1.00% of the Fund's average daily net assets. For the period ended August 31, 2007, the Fund incurred $275,547 for investment management fees.

Pursuant to an Expense Limitation Agreement, the Manager has contractually agreed to waive its fees and/or reimburse the Fund for its ordinary operating expenses to the extent necessary to maintain the total operating expenses of the Fund to 1.35% of the Fund's average daily net assets through at least August 31, 2009. Any such fee waivers by the Manager through August 31, 2009, or thereafter, or payments by the Manager of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 1.35% limit, and provided further that the fees and expenses that are the subject of the repayment were incurred within three years of the repayment. During the period ended August 31, 2007, the Manager waived investment management fees of $170,806, which remains available for recovery by the Manager until the year ended August 31, 2010.

SUBADVISORY AGREEMENT

Northern Trust Investments, N.A. (the "ETF Subadviser"), has been retained by the Manager to manage the Fund's investments in Exchange Traded Funds (the "Underlying ETFs") pursuant to the terms of a Subadvisory Agreement between the ETF Subadviser, the Manager and the Fund. The Manager (not the Fund) pays the ETF Subadviser a fee based on the Fund's average daily net assets, subject to a minimum annual fee. The ETF Subadviser is a wholly-owned subsidiary of The Northern Trust Company, which is the principal subsidiary of Northern Trust Corporation and serves as the Custodian to the Fund.

CUSTODY AGREEMENT

The Northern Trust Company (the "Custodian") serves as Custodian to the Trust pursuant to a Custody Agreement. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. For the period ended August 31, 2007, the Fund incurred $9,796 for custodian services.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement with the Fund, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission ("SEC") and state securities authorities. For these services, the Fund pays

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month. For the period ended August 31, 2007, the Fund incurred $44,536 for administration services.

ACCOUNTING SERVICES AGREEMENT

Under the terms of a Fund Accounting Agreement with the Fund, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. For the period ended August 31, 2007, the Fund incurred $30,265 for fund accounting services. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Fund, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. For the period ended August 31, 2007, the Fund incurred $16,500 for transfer agent and shareholder services.

DISTRIBUTION AGREEMENT

Pursuant to the terms of a Distribution Agreement with the Fund, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Fund's principal underwriter. The Distributor receives annual compensation of $6,000 for such services. The fees payable to the Distributor are currently paid by the Manager (not the Fund).

Certain trustees and officers of the Fund are directors and officers of the Manager, or of Ultimus, or of the Distributor.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution pursuant to and in accordance with Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") under which the Fund may reimburse expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses pursuant to the Plan is 0.25% of the Fund's average daily net assets. During the period ended August 31, 2007, the Fund did not pay any distribution related expenses.

SURGEONS DIVERSIFIED INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies its officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on February 29, 2008. Management is in the process of determining the impact of the adoption of FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SURGEONS DIVERSIFIED INVESTMENT FUND
REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

The Board of Trustees and Shareholders of Surgeons Diversified Investment Fund:

We have audited the accompanying statement of assets and liabilities of Surgeons Diversified Investment Fund (the Fund), including the schedule of investments, as of August 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights from September 22, 2006 (commencement of operations) through the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and broker. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Surgeons Diversified Investment Fund as of August 31, 2007, and the results of its operations, the changes in its net assets, and the financial highlights from September 22, 2006 (commencement of operations) through the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


Cincinnati, Ohio
October 12, 2007

SURGEONS DIVERSIFIED INVESTMENT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period from March 1, 2007 through August 31, 2007.

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

SURGEONS DIVERSIFIED INVESTMENT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                    BEGINNING        ENDING
                                  ACCOUNT VALUE ACCOUNT VALUE EXPENSES PAID MARCH 1, 2007 AUGUST 31, 2007 DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00       $1,029.90          $6.91
Based on Hypothetical 5% Return
   (before expenses)                $1,000.00       $1,018.40          $6.87
--------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.35% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Fund files a complete listing of portfolio holdings of the Fund with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-208-6070, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-208-6070, or on the SEC's website at http://www.sec.gov.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the period ended August 31, 2007. For the period ended August 31, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $240,705 as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

SURGEONS DIVERSIFIED INVESTMENT FUND
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for the management of the Trust rests with the Board of Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Board of Trustees may fill any vacancy on the Board provided that after such appointment, at least two-thirds of the Trustees have been elected by shareholders. The Board of Trustees elects the officers of the Trust. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed or disqualified.

The names, ages and addresses of the Trustees and executive officers, the date each was first elected or appointed to office, their principal business occupations and directorships of public companies they have held during the last five years are shown below.

--------------------------------------------------------------------------------------------------------
                                     DATE FIRST                                           NUMBER OF
 NAME, AGE, ADDRESS,                 ELECTED OR        PRINCIPAL OCCUPATIONS          PORTFOLIOS IN FUND
   POSITIONS HELD                   APPOINTED TO      DURING PAST 5 YEARS AND          COMPLEX OVERSEEN
   WITH THE TRUST                      OFFICE        OTHER DIRECTORSHIPS HELD             BY TRUSTEE
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
--------------------------------------------------------------------------------------------------------
James W. Atkinson                     July 2006      Executive Vice President and             1
(age 57)                                             Chief Financial Officer of
1320 N. State Parkway, 6A                            Ariel Capital Management, a
Chicago, IL 60610                                    registered investment adviser,
                                                     from 1995 to June 2005.
--------------------------------------------------------------------------------------------------------
Michael Abecassis, M.D., MBA          July 2006      Associate Medical Director,              1
(age 49)                                             United Healthcare 1999 to
675 North St. Clair Street                           present; Associate Professor,
Galter 17-200                                        Northwestern University,
Chicago, IL 60611                                    2000 to September 2004;
                                                     and Professor at
                                                     Northwestern University
                                                     since September 2004.
--------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:
--------------------------------------------------------------------------------------------------------
John L. Cameron, M.D.*                July 2006      Professor, The Johns Hopkins             1
(age 71)                                             Hospital, 1970 to present.
The Johns Hopkins Hospital
600 N. Wolfe St.
Blalock 679
Baltimore, MD 21287
--------------------------------------------------------------------------------------------------------

SURGEONS DIVERSIFIED INVESTMENT FUND
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================

--------------------------------------------------------------------------------------------------------
                                       DATE FIRST
 NAME, AGE, ADDRESS,                   ELECTED OR              PRINCIPAL OCCUPATIONS
   POSITIONS HELD                     APPOINTED TO            DURING PAST 5 YEARS AND
   WITH THE TRUST                        OFFICE              OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
--------------------------------------------------------------------------------------------------------
Savitri P. Pai                           July 2006         Chief Operating Officer of Surgeons Asset
(age 41)                                                   Management, LLC since April 2006;
President                                                  General Counsel, Chief Compliance Officer
633 N. Saint Clair Street                                  and Head of Operations for CCM Advisors,
Chicago, IL 60611                                          LLC (a registered investment adviser) and
                                                           Chief Legal Officer, Chief Compliance
                                                           Officer of AHA Investment Funds, Inc. (a
                                                           registered investment company) from March
                                                           2003 to March 2006; Director, General
                                                           Counsel, and Treasurer of Kenilworth Fund,
                                                           Inc. (a registered investment company) from
                                                           July 1993 to December 2002.
--------------------------------------------------------------------------------------------------------
Mark J. Seger                           March 2006         Managing Director of Ultimus Fund
(age 45)                                                   Solutions, LLC (a registered transfer agent)
Treasurer                                                  and Ultimus Fund Distributors, LLC (a
225 Pictoria Drive, Suite 450                              registered broker-dealer).
Cincinnati, OH 45246
--------------------------------------------------------------------------------------------------------
Robert G. Dorsey                         July 2006         Managing Director of Ultimus Fund
(age 50)                                                   Solutions, LLC and Ultimus Fund
Vice President                                             Distributors, LLC.
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
--------------------------------------------------------------------------------------------------------
John F. Splain                          March 2006         Managing Director of Ultimus Fund
(age 51)                                                   Solutions, LLC and Ultimus Fund
Secretary                                                  Distributors, LLC.
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
--------------------------------------------------------------------------------------------------------
David D. Jones                           July 2006         Managing Member, Drake Compliance,
(age 49)                                                   LLC (a compliance consulting firm) since
Chief Compliance Officer                                   January 2004; Attorney, David Jones &
395 Sawdust Road #2137                                     Assoc., P.C. (a law firm) since January 1998;
The Woodlands, TX 77380                                    President & CEO, Citco Mutual Fund
                                                           Services, Inc. (a registered transfer agent)
                                                           from February 2001 to May 2003.
--------------------------------------------------------------------------------------------------------

* John L. Cameron is deemed to be an interested person of the Fund because of his leadership role in the American College of Surgeons.

Additional information about members of the Board of Trustees and Executive Officers may be found in the Fund's Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-800-208-6070.

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






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
INVESTMENT MANAGER                            CUSTODIAN

Surgeons Asset Management, LLC                The Northern Trust Company
633 North Saint Clair Street                  50 South LaSalle Street
Chicago, Illinois 60611-3211                  Chicago, Illinois 60675

312.202.5056

                                              INDEPENDENT REGISTERED
SUBADVISER                                    PUBLIC ACCOUNTING FIRM

Northern Trust Investments, N.A.              Ernst & Young LLP
50 South LaSalle Street                       1900 Scripps Center
Chicago, Illinois 60675                       312 Walnut Street
                                              Cincinnati, Ohio 45202

ADMINISTRATOR/TRANSFER AGENT                  LEGAL COUNSEL

Ultimus Fund Solutions, LLC                   Bell, Boyd & Lloyd LLP
225 Pictoria Drive, Suite 450                 Three First National Plaza
Cincinnati, Ohio 45246                        70 West Madison Street, Suite 3100
                                              Chicago, Illinois 60602-4207
1-800.208.6070

[AMERICAN COLLEGE OF SURGEONS LOGO]   Serving the membership of the
                                      American College of Surgeons

         | DIVERSIFIED
         | INVESTMENT
SURGEONS | FUND

633 N. Saint Clair St.
Chicago, IL 60611
Voice 312.202.5056 Fax 312.202.5026

www.surgeonsfund.com

Investment Company Act File No. 811-21868

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James W. Atkinson. Mr. Atkinson is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $29,000 with respect to the registrant's fiscal year ended August 31, 2007.

      (b) AUDIT-RELATED FEES. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,000 with respect to the registrant's fiscal year ended August 31, 2007. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal year ended August 31, 2007, aggregate non-audit fees of $3,000 were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed during the last fiscal year by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices, and meet any minimum qualifications adopted by the Committee from time to time. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Surgeons Diversified Investment Fund
               ------------------------------------------------------------


By (Signature and Title)* /s/ Savitri P. Pai
                         --------------------------------------------------
                          Savitri P. Pai, President


Date      November 2, 2007
        -------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Savitri P. Pai
                         --------------------------------------------------
                          Savitri P. Pai, President


Date      November 2, 2007
        -------------------------------------------



By (Signature and Title)* /s/ Mark J. Seger
                          -------------------------------------------------
                          Mark J. Seger, Treasurer


Date      November 2, 2007
        -------------------------------------------


* Print the name and title of each signing officer under his or her signature.